Annual Fund Operating Expenses	Jan. 27, 2026
Thornburg Global Opportunities Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.33%
Thornburg Global Opportunities Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	2.16%
Thornburg Global Opportunities Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Global Opportunities Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Equity Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Equity Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	2.14%
Fee Waiver or Reimbursement	(0.24%)	[2]
Net Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Equity Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Equity Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Better World International Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.14%)	[3]
Net Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Better World International Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	2.62%
Fee Waiver or Reimbursement	(0.67%)	[3]
Net Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Better World International Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.34%)	[3]
Net Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Growth Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement		[4]
Net Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Growth Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	2.59%
Fee Waiver or Reimbursement	(0.21%)	[4]
Net Expenses (as a percentage of Assets)	2.38%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Growth Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Growth Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.13%)	[4]
Net Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Developing World Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.16%)	[5]
Net Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Developing World Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.74%
Expenses (as a percentage of Assets)	2.71%
Fee Waiver or Reimbursement	(0.38%)	[5]
Net Expenses (as a percentage of Assets)	2.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Developing World Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.30%)	[5]
Net Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Developing World Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.33%)	[5]
Net Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Investment Income Builder Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.15%	[6]
Fee Waiver or Reimbursement		[7]
Net Expenses (as a percentage of Assets)	1.15%	[6]
Thornburg Investment Income Builder Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.90%	[6]
Fee Waiver or Reimbursement		[7]
Net Expenses (as a percentage of Assets)	1.90%	[6]
Thornburg Investment Income Builder Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.91%	[6]
Fee Waiver or Reimbursement		[7]
Net Expenses (as a percentage of Assets)	0.91%	[6]
Thornburg Investment Income Builder Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.85%	[6]
Fee Waiver or Reimbursement	(0.02%)	[7]
Net Expenses (as a percentage of Assets)	0.83%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Summit Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.82%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.83%	[8]
Fee Waiver or Reimbursement	(0.88%)	[9]
Net Expenses (as a percentage of Assets)	0.95%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Summit Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.21%	[8]
Fee Waiver or Reimbursement	(0.51%)	[9]
Net Expenses (as a percentage of Assets)	0.70%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Ultra Short Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.26%)	[10]
Net Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Ultra Short Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.19%)	[10]
Net Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term U.S. Government Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.13%)	[11]
Net Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term U.S. Government Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.11%
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.81%)	[11]
Net Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term U.S. Government Fund - Class C2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	2.50%
Expenses (as a percentage of Assets)	3.52%
Fee Waiver or Reimbursement	(2.20%)	[11]
Net Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term U.S. Government Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.03%)	[11]
Net Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term Income Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement		[12]
Net Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term Income Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.02%)	[12]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term Income Fund - Class C2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.35%)	[12]
Net Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term Income Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.04%)	[12]
Net Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term Income Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.05%)	[12]
Net Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Core Plus Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	15.72%
Expenses (as a percentage of Assets)	16.46%
Fee Waiver or Reimbursement	(15.71%)	[13]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Core Plus Bond Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	2.12%
Expenses (as a percentage of Assets)	3.61%
Fee Waiver or Reimbursement	(2.11%)	[13]
Net Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Core Plus Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.34%)	[13]
Net Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Core Plus Bond Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.88%
Expenses (as a percentage of Assets)	5.37%
Fee Waiver or Reimbursement	(4.87%)	[13]
Net Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Strategic Income Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement		[14]
Net Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Strategic Income Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement		[14]
Net Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Strategic Income Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.13%)	[14]
Net Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Strategic Income Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.15%)	[14]
Net Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Short Duration Municipal Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.55%)	[15]
Net Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Short Duration Municipal Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.14%)	[15]
Net Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement		[16]
Net Expenses (as a percentage of Assets)	0.78%
Thornburg Limited Term Municipal Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement		[16]
Net Expenses (as a percentage of Assets)	1.08%
Thornburg Limited Term Municipal Fund - Class C2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.52%)	[16]
Net Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term Municipal Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement		[16]
Net Expenses (as a percentage of Assets)	0.53%
Thornburg Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.19%)	[17]
Net Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Intermediate Municipal Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.34%)	[17]
Net Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Intermediate Municipal Fund - Class C2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	1.06%
Expenses (as a percentage of Assets)	2.18%
Fee Waiver or Reimbursement	(1.05%)	[17]
Net Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Intermediate Municipal Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.18%)	[17]
Net Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Strategic Municipal Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.48%)	[18]
Net Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Strategic Municipal Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.77%
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	(1.02%)	[18]
Net Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Strategic Municipal Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.49%)	[18]
Net Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg California Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.22%)	[19]
Net Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg California Limited Term Municipal Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.33%
Expenses (as a percentage of Assets)	2.33%
Fee Waiver or Reimbursement	(1.34%)	[19]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg California Limited Term Municipal Fund - Class C2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	0.77%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.78%)	[19]
Net Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg California Limited Term Municipal Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.24%)	[19]
Net Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg New Mexico Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.17%)	[20]
Net Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg New Mexico Intermediate Municipal Fund - Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.27%)	[20]
Net Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg New Mexico Intermediate Municipal Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.11%)	[20]
Net Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg New York Intermediate Municipal Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.72%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.55%)	[21]
Net Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg New York Intermediate Municipal Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.53%)	[21]
Net Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Global Opportunities Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.09%
Expenses (as a percentage of Assets)	2.42%
Fee Waiver or Reimbursement	(0.93%)	[22]
Net Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Global Opportunities Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.93%
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(0.77%)	[22]
Net Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Global Opportunities Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.32%)	[22]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Equity Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.23%)	[23]
Net Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Equity Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.27%)	[23]
Net Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Equity Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.27%)	[23]
Net Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Growth Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.00%
Expenses (as a percentage of Assets)	2.36%
Fee Waiver or Reimbursement	(0.87%)	[24]
Net Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Growth Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.01%
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	(0.88%)	[24]
Net Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg International Growth Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.90%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.77%)	[24]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Developing World Fund Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.11%
Expenses (as a percentage of Assets)	2.08%
Fee Waiver or Reimbursement	(1.04%)	[25]
Net Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Investment Income Builder Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.58%	[26]
Fee Waiver or Reimbursement	(0.06%)	[27]
Net Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Investment Income Builder Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.42%	[26]
Fee Waiver or Reimbursement	(0.15%)	[27]
Net Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Investment Income Builder Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.09%	[26]
Fee Waiver or Reimbursement	(0.07%)	[27]
Net Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term U.S. Government Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.06%
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(0.76%)	[28]
Net Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term U.S. Government Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.67%
Expenses (as a percentage of Assets)	2.29%
Fee Waiver or Reimbursement	(1.37%)	[28]
Net Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term U.S. Government Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.74%
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(1.44%)	[28]
Net Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term Income Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.10%)	[29]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term Income Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.37%)	[29]
Net Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Limited Term Income Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.22%)	[29]
Net Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Strategic Income Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.85%
Expenses (as a percentage of Assets)	2.88%
Fee Waiver or Reimbursement	(1.63%)	[30]
Net Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Strategic Income Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.51%
Expenses (as a percentage of Assets)	2.29%
Fee Waiver or Reimbursement	(1.04%)	[30]
Net Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Strategic Income Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.25%)	[30]
Net Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Emerging Markets Managed Account Fund - Class SMA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	15.87%
Expenses (as a percentage of Assets)	15.87%
Fee Waiver or Reimbursement	(15.87%)	[32]
Net Expenses (as a percentage of Assets)	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg High Income Bond Managed Account Fund - Class SMA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[33]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.47%
Expenses (as a percentage of Assets)	3.47%
Fee Waiver or Reimbursement	(3.47%)	[34]
Net Expenses (as a percentage of Assets)	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Investment Grade Bond Managed Account Fund - Class SMA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[35]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	7.98%
Expenses (as a percentage of Assets)	7.98%
Fee Waiver or Reimbursement	(7.98%)	[36]
Net Expenses (as a percentage of Assets)	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Municipal Managed Account Fund - Class SMA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[37]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.20%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(1.20%)	[38]
Net Expenses (as a percentage of Assets)	0.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027

[1]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.99% and 0.89%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[2]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.15%, 1.90%, 0.90% and 0.72%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[3]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.42%, 1.95% and 0.90%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[4]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C, Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 2.38%, 0.99% and 0.91%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.
[5]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.45%, 2.33%, 1.04% and 0.94%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[6]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
[7]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.80%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[8]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
[9]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.94% and 0.69%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.
[10]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.60% and 0.35%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[11]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class C2 and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.92%, 1.17%, 1.32% and 0.67% respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[12]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C, Class C2, Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.99%, 1.14%, 0.49%, and 0.42%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[13]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class I, and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.75%, 1.50%, 0.50%, and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[14]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.60% and 0.53%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[15]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.70% and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[16]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C2 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.32%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[17]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class C2, and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.73%, 1.08%, 1.13%, and 0.48%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[18]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.75%, 1.10%, and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[19]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class C2, and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.74%, 0.99%, 1.14%, and 0.49%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[20]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class D and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.92%, 1.17% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[21]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.92% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[22]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.49%, 1.24%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[23]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.40%, 1.15% and 0.90%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[24]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.49%, 1.24% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[25]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.04%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[26]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not match the Ratios to Average Net Assets shown in the Financial Highlights section of the Prospectus, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (‘AFFE’). AFFE are expenses incurred indirectly by other investment companies in which the Fund holds shares, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value.
[27]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.49%, 1.24%, and 0.99% respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[28]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.17%, 0.92%, and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[29]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 0.99%, 0.74% and 0.49%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[30]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.25%, 1.25% and 0.60%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[31]	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the managed account of which the Fund is a part.
[32]	Thornburg has contractually agreed to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.
[33]	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the managed account of which the Fund is a part.
[34]	Thornburg has contractually agreed to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.
[35]	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the managed account of which the Fund is a part.
[36]	Thornburg has contractually agreed to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.
[37]	Thornburg does not charge a management fee for its investment management services. You will, however, incur a management fee through the managed account of which the Fund is a part.
[38]	Thornburg has contractually agreed to waive, pay or reimburse all expenses of the Fund, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date.